Summary of Significant Accounting Policies - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 11,455	$ 9,938
Less: Allowance for credit losses	(22)	(24)
Accounts receivable, net	$ 11,433	$ 9,914